Earnout Liability - Summary of Weighted Average Assumptions Used to Determine Fair Value of Earnout Liability (Details) - Level 3 - Monte Carlo Simulation value model - Earnout Liability	Jun. 30, 2022 Y USD ($)
Expected term
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input | Y	4.5
Expected Volatility
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input	62.0
Expected Dividend Yield
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input	0.0
Risk Free Interest Rate
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input	3.0
Price Of Gelesis Common Stock
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input | $	1.55